Other non-operating (income) expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Non Operating Income Expenses [Abstract]
Summary of other non-operating (income) expenses

	2020	2019
Gain on sale of loan book	(1,676)	—
Credit facility prepayment and related expenses	2,608	—
Convertible debenture early conversion	927	—
Gain on amendment of debentures	(765)	—
Government grant	(3,201)	—
Restructuring and other	938	543
	(1,169)	543